Payables and other current liabilities	9 Months Ended
Sep. 30, 2025
Trade and other current payables [abstract]
Payables and other current liabilities	Payables and other current liabilitiesNote 17.1. Trade payables and other current liabilities
Trade payables and other current liabilities break down as follows:

(amounts in thousands of euros)
TRADE PAYABLES AND OTHER CURRENT LIABILITIES	AS OF DECEMBER 31, 2024		AS OF SEPTEMBER 30, 2025
Trade payables	30,748		14,355
Accrued invoices	13,049		15,663
Other	26		—
Trade payables and other current liabilities	43,824	—	30,019
The decrease in Trade payables as of September 30, 2025 compared to December 31, 2024 is mainly attributable to decreased activity on ABTECT as a result of reaching major milestones in the Phase 3 clinical trials.
Note 17.2. Tax and employee-related payables
Tax and employee-related payables are presented below:

(amounts in thousands of euros)
TAX AND EMPLOYEE-RELATED PAYABLES	AS OF DECEMBER 31, 2024	AS OF SEPTEMBER 30, 2025
Employee-related payables	2,742	3,018
Social security and other	1,783	4,654
Other tax and related payments	184	259
TAX AND EMPLOYEE-RELATED PAYABLES	4,709	7,931
The increase in Social security and other payables relates to social contributions on vested AGAs that have become due.